FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Provisions detail for the debt instruments portfolio using the expected credit losses model (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 29,289,301	$ 29,553,003
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	28,809,148	28,964,796
Debt instruments | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	13,772,681	13,393,582	$ 7,923,581
Debt instruments | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,527,230	5,154,601
Debt instruments | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,551,909	5,193,727
Debt instruments | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(24,679)	(39,126)
Debt instruments | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	7,245,451	8,238,981
Debt instruments | Stage One | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	13,545,514	13,237,154	7,827,746
Debt instruments | Stage One | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,300,063	4,998,173
Debt instruments | Stage One | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,317,752	5,032,673
Debt instruments | Stage One | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(17,689)	(34,500)
Debt instruments | Stage One | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	7,245,451	8,238,981
Debt instruments | Stage Two | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	227,167	156,428	$ 95,835
Debt instruments | Stage Two | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	227,167	156,428
Debt instruments | Stage Two | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	234,157	161,054
Debt instruments | Stage Two | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ (6,990)	$ (4,626)